Employee Benefits	12 Months Ended
Jun. 30, 2011
Employee Benefits [Abstract]
Employee Benefits

15.    Employee Benefits

The Company is party to a Section 401(k) Salary Deferral Plan (the 401(k) Plan). Under the 401(k) Plan, employees at least 18 years of age having been employed for at least 30 days may voluntarily contribute up to 15% of their compensation. The 401(k) Plan provides for a matching Company contribution of 25% of the first 4% of each participant's compensation, which begins following six months of service and vests after three years of service. Under the 401(k) Plan, the Company expensed $0.4 million, $0.4 million and $0.3 million during each of the years ended June 30, 2011, 2010 and 2009, respectively.